Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Taxes [Line Items]
Operating activities - continuing operations	$ (275)	$ (234)
Investing activities	(62)	(317)
Total income taxes paid	$ (337)	$ (551)